accounting policy developments - Consolidated statement of income and other comprehensive income (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
accounting policy developments
Operating revenues and other income	$ 20,506	$ 20,386
OPERATING EXPENSES
Goods and services purchased	7,706	7,639
Employee benefits expense	5,878	5,907
Depreciation	2,454	2,513
Amortization of intangible assets	1,605	1,523
Impairment of goodwill	500
Total	18,143	17,582
OPERATING INCOME	2,363	2,804
Financing costs	1,161	1,576
INCOME BEFORE INCOME TAXES	1,202	1,228
Income taxes	425	290
NET INCOME	777	938
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	51	(101)
COMPREHENSIVE INCOME	831	955
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$ 1,113	$ 993
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ 0.73	$ 0.67
Diluted (in dollars per share)	$ 0.72	$ 0.67
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects
accounting policy developments
Operating revenues and other income	$ 20,506
OPERATING EXPENSES
Goods and services purchased	7,709
Employee benefits expense	5,878
Depreciation	2,454
Amortization of intangible assets	1,605
Impairment of goodwill	500
Total	18,146
OPERATING INCOME	2,360
Financing costs	1,151
INCOME BEFORE INCOME TAXES	1,209
Income taxes	427
NET INCOME	782
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	46
COMPREHENSIVE INCOME	831
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$ 1,118
NET INCOME PER COMMON SHARE
Basic (in dollars per share)	$ 0.73
Diluted (in dollars per share)	$ 0.73
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects
OPERATING EXPENSES
Goods and services purchased	$ (3)
Total	(3)
OPERATING INCOME	3
Financing costs	10
INCOME BEFORE INCOME TAXES	(7)
Income taxes	(2)
NET INCOME	(5)
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	5
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$ (5)
NET INCOME PER COMMON SHARE
Diluted (in dollars per share)	$ (0.01)